Capital management	12 Months Ended
Dec. 31, 2020
Capital management
Capital management

21. Capital management

Management’s aim is to maintain a sufficient capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.

Equity is monitored by the Company using financial ratios. The equity used as a basis for determining the equity ratio corresponds to the equity disclosed in the Consolidated Statement of Financial Position.

voxeljet’s capital structure as of the end of the reporting periods 2020 and 2019 was as follows:

CAPITAL STRUCTURE

	December 31,
	2020	2019 (1) (2)
	(€ in thousands)
Equity	19,641	33,518
Share of total equity and liabilities	36.9%	53.6%
Current financial liabilities	19,770	11,290
Non-current financial liabilities	7,314	9,866
Total financial liabilities	27,084	21,156
Share of total equity and liabilities	50.9%	33.8%
Total equity and liabilities	53,227	62,565

(1) Comparative figures for the year ended December 31, 2019, were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019, were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

LOAN COVENANTS

Under the terms of the major borrowing facilities, voxeljet is required to comply with the following financial covenants:

-	Maintain a minimum amount of cash and cash equivalents
-	Maintain a minimum total net financial debt ratio to total equity
-	Pledge of a certain security deposit

The Company has breached the minimum cash and cash equivalents covenant as of December 31, 2020, as described in Note 2.